UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2005

CAS-QTLY-0405

1.814088.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Deutsche Telekom International Finance BV
6/15/05	2.68%	$ 40,520	$ 41,152
6/15/05	2.70	5,455	5,540
6/15/05	2.71	7,870	7,992
6/15/05	2.83	1,395	1,417
6/15/05	2.84	4,185	4,250
6/15/05	2.85	3,730	3,787
6/15/05	2.88	9,240	9,382
6/15/05	2.94	7,835	7,955
TOTAL CORPORATE BONDS			81,475
Certificates of Deposit - 32.9%

Domestic Certificates Of Deposit - 1.8%
First Tennessee Bank NA, Memphis
3/28/05	2.60	65,000	65,000
Washington Mutual Bank, California
5/3/05	2.69	449,000	449,000
5/6/05	2.55	150,000	150,000
5/20/05	2.51	100,000	100,000
6/13/05	2.70	235,000	235,000
			999,000
London Branch, Eurodollar, Foreign Banks - 11.9%
Barclays Bank PLC
3/8/05	2.39	250,000	250,000
4/11/05	2.48	175,000	175,000
Calyon
4/15/05	2.52	550,000	550,000
4/18/05	2.53	290,000	290,000
5/17/05	2.60	250,000	250,000
Credit Industriel et Commercial
6/9/05	2.82	245,000	245,000
6/14/05	2.83	250,000	250,000
6/17/05	2.85	200,000	200,000
8/1/05	3.03	420,000	420,000
DEPFA BANK PLC
4/12/05	2.18	200,000	200,000
HBOS Treasury Services PLC
3/7/05	2.00	400,000	400,000
3/17/05	2.46	400,000	400,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
HBOS Treasury Services PLC - continued
3/22/05	2.50%	$ 300,000	$ 300,000
HSBC Bank PLC
4/25/05	2.65	400,000	400,000
Landesbank Hessen-Thuringen
5/3/05	2.67	123,000	122,986
5/3/05	2.68	695,000	695,000
Norddeutsche Landesbank Girozentrale
3/22/05	2.51	400,000	400,000
Societe Generale
3/7/05	2.00	740,000	740,000
4/21/05	2.55	250,000	250,000
5/20/05	2.61	100,000	100,000
12/22/05	3.00	100,000	100,000
			6,737,986
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Bank of Tokyo-Mitsubishi Ltd.
3/21/05	2.52	165,000	165,000
5/3/05	2.70	550,000	550,000
Barclays Bank PLC
3/29/05	2.58 (b)	145,000	144,988
BNP Paribas SA
3/22/05	2.51 (b)	575,000	574,910
4/15/05	2.53	250,000	250,000
4/26/05	2.65	600,000	600,000
5/3/05	2.71	235,000	235,000
7/1/05	2.80	450,000	450,000
7/1/05	2.83	200,000	200,000
Calyon
3/14/05	2.39 (b)	275,000	274,939
3/14/05	2.52 (b)	280,000	279,964
Canadian Imperial Bank of Commerce
3/15/05	2.64 (b)	500,000	500,000
3/29/05	2.61 (b)	245,000	244,983
Credit Agricole Indosuez
4/22/05	2.69 (b)	115,000	115,009
Deutsche Bank AG
3/3/05	2.38 (b)	390,000	390,000
Dexia Credit Local de France
5/18/05	2.81	500,000	500,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Dresdner Bank AG
4/8/05	2.21%	$ 100,000	$ 100,000
4/21/05	2.65	100,000	100,000
4/25/05	2.66	145,000	144,998
7/18/05	2.86	125,000	125,000
HBOS Treasury Services PLC
3/3/05	2.55 (b)	500,000	500,000
3/4/05	2.39 (b)	500,000	500,000
Landesbank Baden-Wuerttemberg
3/7/05	2.37 (b)	95,000	95,000
5/25/05	2.80 (b)	455,000	454,968
5/31/05	2.81 (b)	50,000	49,991
Mizuho Corporate Bank Ltd.
5/6/05	2.75	235,000	235,000
Royal Bank of Canada
3/15/05	2.41 (b)	185,000	184,960
Royal Bank of Scotland PLC
3/14/05	2.52 (b)	300,000	299,974
Societe Generale
3/8/05	2.52 (b)	225,000	224,999
3/18/05	2.52 (b)	450,000	449,951
UBS AG
4/4/05	2.47 (b)	783,000	782,864
Unicredito Italiano Spa
3/21/05	2.45 (b)	240,000	239,973
4/14/05	2.57 (b)	230,000	229,972
4/27/05	2.63 (b)	550,000	549,933
5/12/05	2.72 (b)	110,000	109,984
			10,852,360
TOTAL CERTIFICATES OF DEPOSIT			18,589,346
Commercial Paper - 16.3%

Alliance & Leicester PLC
4/18/05	2.54	60,000	59,799
Bank of America Corp.
3/16/05	2.06	550,000	549,533
4/5/05	2.16	350,000	349,272
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Bank of Ireland
5/24/05	2.55%	$ 250,000	$ 248,533
Beta Finance, Inc.
5/3/05	2.71 (a)	82,000	81,614
5/27/05	2.86 (a)	75,000	74,485
Bradford & Bingley PLC
4/25/05	2.69	60,000	59,755
4/28/05	2.73	60,000	59,738
Capital One Multi-Asset Execution Trust
3/21/05	2.59	75,000	74,893
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/11/05	2.56	75,000	74,947
3/14/05	2.56	100,000	99,908
3/17/05	2.53	140,000	139,843
3/22/05	2.50	80,000	79,884
3/28/05	2.60	60,000	59,883
3/29/05	2.60	60,000	59,879
5/2/05	2.71	45,000	44,792
Citicorp
3/8/05	2.55	140,000	139,931
3/9/05	2.55	50,000	49,972
3/11/05	2.55	100,000	99,929
Comcast Corp.
3/9/05	2.78	18,310	18,299
3/10/05	2.78	24,600	24,583
Countrywide Home Loans, Inc.
3/3/05	2.58	185,000	184,974
DaimlerChrysler NA Holding Corp.
3/2/05	2.70	20,000	19,999
3/3/05	2.70	25,000	24,996
3/15/05	2.70	65,000	64,932
3/21/05	2.71	66,000	65,901
3/22/05	2.71	100,000	99,843
3/23/05	2.73	100,000	99,834
3/24/05	2.73	45,000	44,922
3/28/05	2.77	69,000	68,857
3/29/05	2.79	66,000	65,857
Dexia Delaware LLC
5/24/05	2.55	250,000	248,533
Dominion Resources, Inc.
3/1/05	2.59	70,000	70,000
3/2/05	2.60	15,000	14,999
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Dominion Resources, Inc. - continued
3/3/05	2.60%	$ 9,366	$ 9,365
3/17/05	2.61	21,427	21,402
Dresdner U.S. Finance, Inc.
4/25/05	2.66	70,000	69,718
Emerald (MBNA Credit Card Master Note Trust)
3/17/05	2.52	81,000	80,910
3/23/05	2.54	110,998	110,826
3/24/05	2.54	258,637	258,219
5/10/05	2.75	117,000	116,379
5/10/05	2.78	61,300	60,971
5/11/05	2.77	89,250	88,766
5/17/05	2.82	170,381	169,361
Fairway Finance Corp.
4/28/05	2.70	33,811	33,665
FCAR Owner Trust
6/14/05	2.85	150,000	148,766
6/15/05	2.85	10,000	9,917
Ford Motor Credit Co.
3/8/05	2.71	75,000	74,961
3/9/05	2.71	100,000	99,940
3/14/05	2.71	100,000	99,903
3/17/05	2.71	70,000	69,916
3/21/05	2.72	150,000	149,774
4/1/05	2.84	26,000	25,937
Grampian Funding LLC
6/22/05	2.87	133,000	131,814
Grampian Funding Ltd.
4/18/05	2.51	80,000	79,734
4/25/05	2.64	13,000	12,948
4/26/05	2.64	265,000	263,920
5/6/05	2.53	73,000	72,665
6/14/05	2.70	90,000	89,302
HSBC Finance Corp.
5/2/05	2.71	25,000	24,884
ING America Insurance Holdings, Inc.
4/4/05	2.45	75,000	74,828
5/2/05	2.71	65,000	64,699
Motown Notes Program
3/16/05	2.51	45,000	44,953
3/18/05	2.52	145,000	144,828
3/21/05	2.50	130,000	129,821
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Motown Notes Program - continued
3/22/05	2.52%	$ 40,000	$ 39,941
4/19/05	2.65	118,000	117,578
4/20/05	2.65	251,000	250,083
4/21/05	2.65	116,000	115,568
5/2/05	2.71	200,000	199,073
5/3/05	2.71	21,500	21,399
5/4/05	2.71	55,000	54,737
5/10/05	2.75	117,000	116,379
5/18/05	2.82	138,000	137,163
Nationwide Building Society
4/25/05	2.65	345,000	343,614
Newcastle (Discover Card Master Trust)
3/21/05	2.53	50,033	49,963
Park Granada LLC
3/7/05	2.56	40,000	39,983
3/8/05	2.56	135,000	134,933
3/21/05	2.53	310,000	309,566
3/21/05	2.54	35,000	34,951
3/21/05	2.56	10,000	9,986
3/22/05	2.55	95,088	94,947
Private Export Funding Corp.
5/9/05	2.54	29,000	28,860
Santander Finance, Inc.
5/20/05	2.50	130,000	129,286
6/8/05	2.62	125,000	124,110
SBC Communications, Inc.
3/7/05	2.57	47,900	47,879
3/8/05	2.58	143,013	142,942
3/10/05	2.58	35,000	34,978
Scaldis Capital LLC
4/25/05	2.66	20,454	20,372
Westpac Capital Corp.
3/22/05	2.38	75,000	74,897
3/23/05	2.38	175,000	174,748
TOTAL COMMERCIAL PAPER			9,204,147
Federal Agencies - 4.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.6%
Agency Coupons - 2.6%
3/29/05	1.40%	$ 750,500	$ 750,500
4/28/05	1.33	500,000	500,000
5/3/05	1.40	100,000	100,000
5/13/05	1.59	150,000	150,000
			1,500,500
Federal Home Loan Bank - 1.5%
Agency Coupons - 1.5%
3/13/05	2.32 (b)	100,000	99,898
4/27/05	1.30	245,000	245,000
5/2/05	2.63 (b)	501,000	500,507
			845,405
TOTAL FEDERAL AGENCIES			2,345,905
U.S. Treasury Obligations - 1.4%

U.S. Treasury Bills - 1.4%
6/2/05	2.72	400,000	397,270
6/2/05	2.73	400,000	397,255
TOTAL U.S. TREASURY OBLIGATIONS			794,525
Master Notes - 3.5%

Bear Stearns Companies, Inc.
3/16/05	2.64 (d)	125,000	125,000
General Motors Acceptance Corp. Mortgage Credit
3/1/05	3.19 (d)	525,000	525,000
3/7/05	3.20 (d)	40,000	39,979
Goldman Sachs Group, Inc.
3/7/05	2.64 (b)(d)	263,000	263,000
3/10/05	2.10 (d)	480,000	480,000
3/14/05	2.64 (b)(d)	161,000	161,000
5/11/05	2.82 (b)(d)	367,000	367,000
TOTAL MASTER NOTES			1,960,979
Medium-Term Notes - 15.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Allstate Life Global Funding II
3/8/05	2.58% (a)(b)	$ 65,000	$ 65,000
3/15/05	2.58 (a)(b)	45,000	45,000
3/15/05	2.62 (a)(b)	70,000	70,000
American Express Credit Corp.
3/7/05	2.64 (b)	68,000	68,066
3/21/05	2.63 (a)(b)	170,000	169,969
ASIF Global Financing XXX
3/23/05	2.60 (a)(b)	275,000	275,000
Bank of Scotland Treasury Services PLC
3/14/05	2.53 (a)(b)	57,000	57,002
Bayerische Landesbank Girozentrale
5/19/05	2.82 (b)	445,000	445,000
BellSouth Corp.
4/26/05	4.12 (b)	110,000	110,297
BellSouth Telecommunications
3/4/05	2.50 (b)	85,000	85,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	80,000	80,024
Descartes Funding Trust
3/15/05	2.59 (b)	100,000	100,000
First Tennessee Bank NA, Memphis
3/1/05	2.40 (b)	50,000	50,007
GE Capital Assurance Co.
3/1/05	2.71 (b)(d)	50,000	50,000
General Electric Capital Corp.
3/1/05	2.71 (b)(d)	105,000	105,000
3/7/05	2.58 (b)	680,000	680,000
3/9/05	2.69 (b)	487,400	487,551
3/17/05	2.69 (b)	596,500	596,644
HBOS Treasury Services PLC
3/24/05	2.55 (b)	530,000	530,000
5/20/05	2.90 (a)(b)	50,000	50,020
Household Finance Corp.
3/7/05	2.55 (b)	70,000	70,000
3/16/05	2.60 (b)	60,000	60,027
5/18/05	2.92 (b)	199,000	199,123
Metropolitan Life Insurance Co.
3/7/05	2.58 (a)(b)	113,292	113,292
Morgan Stanley
3/1/05	2.67 (b)	70,000	70,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Morgan Stanley - continued
3/4/05	2.62% (b)	$ 110,000	$ 110,000
3/15/05	2.59 (b)	169,000	169,000
3/15/05	2.71 (b)	155,000	155,107
3/28/05	2.71 (b)	320,000	320,012
National City Bank
3/1/05	2.32 (b)	355,000	354,973
Pacific Life Global Funding
3/4/05	2.58 (a)(b)	60,000	60,000
3/14/05	2.58 (b)	30,000	30,000
RACERS
3/22/05	2.60 (a)(b)	480,000	480,000
Royal Bank of Canada
3/10/05	2.60 (b)	55,000	55,000
SBC Communications, Inc.
6/5/05	2.39 (a)	25,000	25,110
SLM Corp.
3/1/05	2.62 (a)(b)	300,000	300,000
Verizon Global Funding Corp.
3/15/05	2.60 (b)	1,136,000	1,135,997
Wells Fargo & Co.
3/2/05	2.64 (b)	215,000	215,000
3/15/05	2.56 (b)	500,000	500,000
Westpac Banking Corp.
3/11/05	2.45 (b)	100,000	100,000
4/25/05	2.67 (b)	43,000	43,001
TOTAL MEDIUM-TERM NOTES			8,685,222
Short-Term Notes - 2.9%

Hartford Life Insurance Co.
3/1/05	2.55 (b)(d)	40,000	40,000
Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	130,000	130,000
Metropolitan Life Insurance Co.
3/29/05	2.71 (a)(b)	85,000	85,000
4/1/05	2.75 (b)(d)	175,000	175,000
5/2/05	2.90 (b)(d)	65,000	65,000
Monumental Life Insurance Co.
3/1/05	2.73 (b)(d)	92,000	92,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Monumental Life Insurance Co. - continued
3/1/05	2.76% (b)(d)	$ 65,000	$ 65,000
5/1/05	2.94 (b)(d)	65,000	65,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	425,000	425,000
Pacific Life Insurance Co.
3/11/05	2.62 (b)(d)	160,000	160,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (b)(d)	200,000	200,000
Travelers Insurance Co.
4/1/05	2.67 (b)(d)	5,000	5,000
5/17/05	2.92 (b)(d)	75,000	75,000
5/20/05	2.70 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			1,617,000
Repurchase Agreements - 25.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/05 due 3/1/05 At 2.66%	$ 3,233,791	3,233,552
With:
Banc of America Securities LLC at:
2.68%, dated 2/28/05 due 3/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $526,616,743, 0% - 2.96%, 3/1/05 - 6/2/05)	514,038	514,000
2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $473,920,348, 2.56% - 9.88%, 3/21/05 - 12/31/49)	500,038	500,000
2.76%, dated 2/28/05 due 3/1/05:
(Collateralized by Corporate Obligations with principal amounts of $296,087,435, 5% - 11.88%, 12/15/05 - 8/1/30)	300,023	300,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $228,698,851, .25% - 10%, 12/6/05 - 8/10/42)	150,012	150,000
Barclays Capital, Inc. at 2.68%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $95,331,212, 3.59% - 7%, 2/1/08 - 5/1/33)	100,007	100,000
Bear Stearns & Co. at:
2.69%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,198,520,709, 0.3% - 7%, 8/25/12 - 2/25/47)	100,007	100,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
2.75%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $182,911,335, 3.38% - 6.21%, 2/25/17 - 10/15/35)	$ 100,008	$ 100,000
Citigroup Global Markets, Inc. at 2.68%, dated 2/28/05 due 3/1/05:
(Collateralized by Commercial Paper Obligations with principal amounts of $511,029,978, 0% - 2.79%, 3/1/05 - 6/20/05)	500,037	500,000
(Collateralized by Corporate Obligations with principal amounts of $701,687,098, 1.87% - 9.95%, 6/15/05 - 10/15/49)	715,053	715,000
Countrywide Securities Corp. at 2.73%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $597,593,905, 5% - 9%, 3/10/22 - 4/25/36)	375,028	375,000
Credit Suisse First Boston, Inc. at:
2.71%, dated 2/28/05 due 3/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $306,989,000, 0%, 3/21/05 - 4/20/05)	300,023	300,000
2.73%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $9,844,751,506, 0% - 11%, 8/5/09 - 9/25/42)	640,049	640,000
Deutsche Bank Securities, Inc. at 2.76%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $1,126,984,510, 1.66% - 14%, 3/15/05 - 2/15/49)	672,052	672,000
Goldman Sachs & Co. at:
2.73%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $320,610,109, 2.99% - 7.5%, 3/15/30 - 1/25/45)	280,021	280,000
2.74%, dated 2/18/05 due 3/22/05:
(Collateralized by Corporate Obligations with principal amounts of $929,621,719, 3.12% - 14%, 3/15/05 - 6/15/25) (b)(c)	952,314	950,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $98,772,062, 1.09% - 22.6%, 2/15/14 - 2/25/44) (b)(c)	76,185	76,000
2.75%, dated 2/18/05 due 3/22/05 (Collateralized by Equity Securities valued at $252,000,051) (b)(c)	240,587	240,000
J.P. Morgan Securities, Inc. at:
2.63%, dated 2/3/05 due 3/23/05 (Collateralized by Corporate Obligations with principal amounts of $642,653,500, 1.63% - 11%, 5/23/05 - 5/1/34)	661,311	659,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
2.68%, dated 2/28/05 due 3/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $167,563,000, 0% - 0.4%, 3/2/05 - 4/8/05)	$ 164,012	$ 164,000
Lehman Brothers, Inc. at 2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $49,255,000, 4.51% - 6%, 9/17/06 - 1/1/35)	50,004	50,000
Merrill Lynch, Pierce, Fenner & Smith at 2.78%, dated 2/1/05 due 4/29/05 (Collateralized by Corporate Obligations with principal amounts of $824,905,531, 0% - 14%, 6/1/05 - 11/15/31) (b)(c)	805,375	800,000
Morgan Stanley & Co. at:
2.63%, dated 2/3/05 due 3/23/05:
(Collateralized by Corporate Obligations with principal amounts of $322,334,103, 2.55% - 11.88%, 8/1/06 - 12/20/54)	301,052	300,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $618,019,383, .31% - 8.4%, 1/1/06 - 8/25/43)	246,863	246,000
2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $1,431,210,739, 0% - 13.5%, 3/23/05 - 12/15/41)	1,249,094	1,249,000
2.78%, dated 2/28/05 due 3/1/05 (Collateralized by Equity Securities valued at $104,939,964)	100,008	100,000
UBS Warburg LLC at 2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $372,223,000, 1.01% - 8%, 11/21/28 - 3/25/35)	300,022	300,000
Wachovia Securities, Inc. at 2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,040,748,781, .64% - 8.15%, 1/27/06 - 6/25/44)	671,050	671,000
TOTAL REPURCHASE AGREEMENTS		14,284,552
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $57,563,151)		57,563,151
NET OTHER ASSETS - (1.7)%		(981,601)
NET ASSETS - 100%		$ 56,581,550
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,951,492,000 or 3.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,647,979,000 or 6.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.64%, 3/16/05	2/10/05	$ 125,000
GE Capital Assurance Co. 2.71%, 3/1/05	7/30/04	$ 50,000
General Electric Capital Corp. 2.71%, 3/1/05	4/1/04	$ 105,000
General Motors Acceptance Corp. Mortgage Credit: 3.19%, 3/1/05	2/1/05	$ 525,000
3.2%, 3/7/05	2/4/05	$ 39,979
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 2.1%, 3/10/05	9/8/04	$ 480,000
2.64%, 3/7/05	1/6/05	$ 263,000
2.64%, 3/14/05	2/14/05	$ 161,000
2.82%, 5/11/05	8/11/04	$ 367,000
Hartford Life Insurance Co. 2.55%, 3/1/05	12/16/03	$ 40,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 2.75%, 4/1/05	3/26/02	$ 175,000
2.9%, 5/2/05	2/24/03	$ 65,000
Monumental Life Insurance Co.: 2.73%, 3/1/05	7/31/98 - 9/17/98	$ 92,000
2.76%, 3/1/05	3/12/99	$ 65,000
2.94%, 5/1/05	2/1/00	$ 65,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co 2.62%, 3/11/05	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 200,000
Travelers Insurance Co.: 2.67%, 4/1/05	3/26/04	$ 5,000
2.7%, 5/20/05	8/19/04	$ 35,000
2.92%, 5/17/05	5/10/04	$ 75,000
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $57,563,151,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2005

FUS-QTLY-0405

1.814093.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 45.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 26.0%
Agency Coupons - 16.4%
3/6/05	2.31% (a)	$ 48,000	$ 47,985
3/21/05	2.48 (a)	35,000	34,986
3/23/05	2.46 (a)	13,000	13,000
3/24/05	2.46 (a)	100,000	99,999
3/29/05	1.40	20,000	20,000
4/3/05	2.43 (a)	37,000	36,985
4/28/05	1.33	20,000	20,000
5/3/05	1.40	10,000	10,000
5/4/05	1.54	20,000	20,000
5/13/05	1.59	10,000	10,000
5/22/05	2.75 (a)	60,000	59,954
			372,909
Discount Notes - 9.6%
3/1/05	2.39	10,881	10,881
4/6/05	2.23	22,000	21,951
4/27/05	2.46	50,782	50,587
7/6/05	2.75	16,000	15,847
8/3/05	2.96	17,000	16,786
8/10/05	2.89	25,000	24,679
8/17/05	2.95	30,000	29,590
8/17/05	2.99	47,000	46,349
			216,670
			589,579
Federal Home Loan Bank - 15.6%
Agency Coupons - 15.6%
3/1/05	2.53 (a)	20,000	19,997
3/13/05	2.32 (a)	56,000	55,943
3/21/05	2.45 (a)	25,000	25,000
3/25/05	2.57 (a)	28,000	27,998
3/28/05	2.40	20,000	19,985
4/15/05	1.35	30,000	30,000
4/19/05	2.59 (a)	8,000	8,000
4/27/05	1.30	25,000	25,000
5/2/05	2.63 (a)	23,000	22,977
5/10/05	2.66 (a)	60,000	59,954
5/26/05	2.77 (a)	58,000	57,984
			352,838
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Freddie Mac - 3.9%
Discount Notes - 3.9%
3/1/05	1.92%	$ 14,130	$ 14,130
3/1/05	2.66	40,000	40,000
3/22/05	2.02	12,000	11,986
4/26/05	2.19	23,000	22,923
			89,039
TOTAL FEDERAL AGENCIES			1,031,456
U.S. Treasury Obligations - 2.8%

U.S. Treasury Bills - 2.8%
6/2/05	2.72	40,325	40,050
6/2/05	2.73	23,000	22,842
TOTAL U.S. TREASURY OBLIGATIONS			62,892
Repurchase Agreements - 54.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/28/05 due 3/1/05 At 2.66%) (b)	$ 1,113,268	1,113,186
With:
Banc of America Securities LLC At 2.55%, dated 2/23/05 due 3/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $72,525,197, 4% - 7%, 9/1/18 - 2/1/35)	48,024	48,000
UBS Warburg LLC At 2.55%, dated 2/2/05 due 3/22/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $76,820,000, 5.7%, 9/1/34)	75,255	75,000
TOTAL REPURCHASE AGREEMENTS		1,236,186
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,330,534)		2,330,534
NET OTHER ASSETS - (2.8)%		(64,298)
NET ASSETS - 100%		$ 2,266,236
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,113,186 due 3/1/05 at 2.66%
Banc of America Securities LLC.	$ 120,119
Bank of America, National Association	212,421
Barclays Capital Inc.	371,736
Deutsche Bank Securities Inc.	10,621
Greenwich Capital Markets, Inc.	106,211
J.P. Morgan Securities, Inc.	53,105
Societe Generale, New York Branch	53,105
Wachovia Capital Markets, LLC	185,868
$ 1,113,186
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $2,330,534,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005